Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business combinations

8. Business combinations

Beijing Kuke Music Co. Ltd., the Company’s subsidiary, made a cash acquisition of RMB1 million for 51% share of Beijing Kuke Music Culture Co., Ltd. (“Music Culture”), on January 1st, 2022. The acquisition aims to enlarge the Company’s market share in the music education industry, by harnessing the Music Culture’s established service in the said segment.

The fair values of the identifiable assets and liabilities of Beijing Successor Educational Equipment Co., Ltd acquired as at the date of acquisition were as follows:

Fair value recognised on acquisition
RMB’000
Cash and cash equivalents	315
Property, plant and equipment (Note 12)	8
Trade receivables	257
Prepayments, other receivables and other assets	461
Inventories	194
Trade payables	(2)
Contract liabilities	(590)
Other payables and accruals	(407)
Total identifiable net assets at fair value	236
Goodwill arising on acquisition	764
Purchase consideration	1,000
Satisfied by:
Cash and cash equivalents	1,000
Analysis of cash flows on acquisition:
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	315

Since the acquisition, the Music Culture contributed RMB15,275,000 revenue and RMB3,351,000 loss to the Group for the year ended December 31, 2022. Contributed RMB27,144,000 revenue and RMB1,708,000 loss to the Group for the year ended December 31, 2023. And contributed RMB142,000 revenue and RMB896,000 loss to the Group for the year ended December 31, 2024.

On February 29, 2020, the Group acquired a 61.6% equity interest from Lung Yu and He Yu, shareholders of the Group, and a 38.4% equity interest from a series of independent third parties in Rosenkavalier through a share swap transaction. Rosenkavalier Group was a related party of the Group before the acquisition and provides music festival event services, music performance services and licensing of music catalogues.

The acquisition was made as part of the Group’s strategy to expand its market share in the industry. Upon completion of the transaction, the Company obtained control over Rosenkavalier.

The Company issued 4,856,273 ordinary shares as non-cash consideration for the acquisition of Rosenkavalier. The shares issued had a total estimated fair value of RMB284,000,000, based on the fair value of the Rosenkavalier Group as at the date of acquisition measured using the income approach.

The fair values of the identifiable assets and liabilities of Rosenkavalier Group acquired as at the date of acquisition were as follows:

Fair value recognised on acquisition
RMB’000
Cash and cash equivalents	1,073
Property, plant and equipment (Note 12)	769
Right-of-use assets (Note 24)	2,988
Trade receivables	9,671
Prepayments, other receivables and other assets	12,151
Inventories	2
Identifiable intangible assets (Note 13)	26,000
Deferred tax assets	537
Deferred tax liabilities	(1,472)
Trade payables	(188)
Due to related parties	(1,261)
Lease liabilities	(2,988)
Other payables and accruals	(507)
Total identifiable net assets at fair value	46,775
Goodwill arising on acquisition	237,225
Purchase consideration	284,000
Satisfied by:
Issuance of ordinary shares	284,000
Analysis of cash flows on acquisition:
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	1,073

Since the acquisition, the Rosenkavalier Group contributed RMB109,270,000 revenue and RMB3,543,000 profit to the Group for the year ended December 31, 2021, contributed RMB30,950,000 revenue and RMB58,660,000 loss to the Group for the year ended December 31, 2022, contributed RMB3,361,000 revenue and RMB2,198,000 loss to the Group for the year ended December 31, 2023.

Due to the impact of the epidemic, Rosenkavalier Group’s operating performance significantly declined in 2022, and the future business outlook is also not positive. Based on this, an impairment provision is made for the goodwill generated from the acquisition of Rosenkavalier Group, with an impairment amount of RMB237,225,000.

Goodwill of approximately RMB237,225,000 was recognised as part of this acquisition, which results from the expected synergies from combining the operations of the Rosenkavalier Group with the Group’s operations. None of the goodwill recognised is expected to be deductible for tax purposes.

The aggregate fair values (and their respective gross contractual amounts) of the trade receivables and financial assets included in prepayments, other receivables and other assets as at their respective date of acquisition amounted to RMB9,671,000 and RMB10,064,000, respectively, of which other receivables of RMB218,000 are expected to be uncollectable.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favourable terms of the leases relative to market terms.

In March, 2023, the Group announced an agreement to acquire a 49% equity interest in KOLO Music PTE LTD, with an option to acquire the remaining 51%, in consideration of $6,500,000. The Group issued 3,185,000 shares at the issue price of $1.0 each to acquire 49% equity interest during 2023.